NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES
NOTE 6 - NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES

NOTE 6 – NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES

As of June 30, 2022, and December 31, 2021, the Company had unamortized discount of $0 and $0, respectively.

The Company analyzed the below convertible notes for derivatives noting none.

	Original	Due	Interest	Conversion	Jun 30,
Name	Note Date	Date	Rate	Rate	2022

Related Party Notes Payable:
Jamie Hadfield	04/07/2022	07/07/2022	12%	$-	10,000
Willy A Saint-Hilaire	03/12/2021	03/12/2022	16%	$-	800
Willy A. Saint-Hilaire	02/28/2022	07/28/2022	12%	$-	4,500

Third Party Convertible Notes Payable:
Willy A Saint-Hilaire	04/06/2021	04/06/2022	12%	$-	2,500
Willy A Saint-Hilaire	04/16/2021	04/16/2022	12%	$-	1,518
Willy A Saint-Hilaire	04/21/2021	04/21/2022	12%	$-	1,110
Shahram Khial	04/22/2021	04/22/2022	12%	$-	3,500
Willy A Saint-Hilaire	04/30/2021	04/30/2022	15.15%	$-	2,750
Willy A Saint-Hilaire	05/04/2021	05/04/2022	15.15%	$-	750
Willy A Saint-Hilaire	05/21/2021	05/21/2022	0%	$-	4,600
Total Convertible Related Party Notes Payable					16,728
Less: Debt Discount					0
Convertible Notes Payable, net of Discount - Related Party					16,728

Willy Ariel Saint-Hilaire

On March 12, 2021, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $9,332 at 16% interest. The company made principal reduction payments of $5,421, during the year ended period of December 31, 2021. As of March 31, 2022, the balance on this note is $2,012. With the additional payments totaling $1,212, during the second quarter period ending June 30, 2022, the balance on the note is $800

On April 6, 2021, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $2,500 at an interest rate of 12%. As of June 30, 2022, the principal balance on this note was $2,500.

On April 16, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $1,518 at an interest rate of 12%. As of June 30, 2022, the principal balance on this note was $1,518.

On April 21, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $1,109.83 at an interest rate of 12%. As of June 30, 2022, the principal balance on this note was $1,110.

On April 22, 2021, the Company entered into a convertible promissory note with Shahram Khial in the amount of $3,500 at an interest rate of 12%. As of June 30, 2022, the principal balance on this note was $3,500.

On April 30, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $2,750.00 at an interest rate of 15.15%. As of June 30, 2022, the principal balance on this note was $2,750.

On May 4, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $750 at an interest rate of 15.15%. As of June 30, 2022, the principal balance on this note was $750.

On May 21, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $7,280. As of March 31, 2022, the principal balance on this note was $4,900. With the additional payments totaling $300, during the second quarterly period ending June 30, 2022, the balance on the note is $4,600.

On February 28, 2022, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $4,500 at an interest rate of 0%. As of June 30, 2022, the principal balance on this note was $4,500.

Shahram Khial

On April 27, 2020, the Company entered into a convertible promissory note with Shahram Khial in the amount of $3,500. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. As of June 30, 2022, the balance on this note was $3,500.

Jamie Hadfield

On April 7, 2022, the Company entered into a promissory note with Jamie Hadfield in the amount of $10,000 at an interest rate of 12% . As of June 30, 2022, the principal balance on this note was $10,000.

NOTE 6 – NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES

As of December 31, 2021 and 2020, the Company had unamortized discount of $0 and $0 respectively.

The Company analyzed the below convertible notes for derivatives noting none. The Company evaluated these convertible notes for beneficial conversion features and concluded that the beneficial conversion features resulted in a debt discount in the amount of $14,805, as of December 31, 2021.

	Original	Due	Interest	Conversion	Dec. 31,
Name	Note Date	Date	Rate	Rate	2021

Related Party Notes Payable:
Willy A Saint-Hilaire	03/12/2021	03/12/2022	16%	$-	3,912
Related Party Convertible Notes Payable:
Willy A Saint-Hilaire	04/06/2021	04/06/2022	12%	$-	2,500
Willy A Saint-Hilaire	04/16/2021	04/16/2022	12%	$-	1,518
Willy A Saint-Hilaire	04/21/2021	04/21/2022	12%	$-	1,110
Shahram Khial	04/22/2021	04/22/2022	12%	$-	3,500
Willy A Saint-Hilaire	04/30/2021	04/30/2022	15.15%	$-	2,750
Willy A Saint-Hilaire	05/04/2021	05/04/2022	15.15%	$-	750
Willy A Saint-Hilaire	05/21/2021	05/21/2022	0%	$-	6,300
Total Convertible Related Party Notes Payable					18,428
Less: Debt Discount					0
Convertible Notes Payable, net of Discount - Related Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%		$4,000
Total Third Party Non-Convertible Notes Payable					4,000

In April 2020, Crown Equity Holdings executed the standard loan documents required for securing a loan (the “EIDL Advance Loan”) from the SBA under its Economic Injury Disaster Loan (“EIDL Advance”) an assistance program considering the impact of the COVID-19 pandemic on the Company’s business.

The US Business Administration granted Company the $4,000 EIDL Advance forgivable loan for the purpose of working capital and normal operating expenses. During this period, the Company recognized a gain of $4,101 for the principal and interest of the loan.

Montse Zaman

On March 27, 2020, the Company entered into a convertible promissory note with Montse Zaman in the amount of $5,000. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. $1,000 and $3,000 on August 21, 2020 and October 9, 2020 respectively. The Company made on January 25, 2021 a principal reduction payment of $1,000.  As of December 31, 2021, the balance on this note was $0.

Willy Ariel Saint-Hilaire

On March 12, 2021, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $9,332 at 16% interest. The company made principal reduction payments of $5,421, during the year ended period of December 31, 2021. As of December 31, 2021, the balance on this note is $3,912.

On April 6, 2021, the Company entered into a promissory note with Willy A Saint-Hilaire in the amount of $2,500 at an interest rate of 12%. As of December 31, 2021, the principal balance on this note was $2,500.

On April 16, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $1,518 at an interest rate of 12%.  As of December 31, 2021, the principal balance on this note was $1,518.

On April 21, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $1,109.83 at an interest rate of 12%. As of December 31, 2020, the principal balance on this note was $1,110.

On April 22, 2021, the Company entered into a convertible promissory note with Shahram Khial in the amount of $3,500 at an interest rate of 12%. As of December 31, 2021, the principal balance on this note was $3,500.

On April 30, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $2,750.00 at an interest rate of 15.15%. As of December 31, 2021, the principal balance on this note was $2,750.

On May 4, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $750 at an interest rate of 15.15%.  As of December 31, 2021, the principal balance on this note was $750.

On May 21, 2021, the Company entered into a convertible promissory note with Willy A Saint-Hilaire in the amount of $7,280 at 12% interest with an original issuance discount of $280 and a $31 amortization expense for the six-month period ended June 30, 2021. The Company has made payments of $980, during the year ended period of December 31, 2021.

Shahram Khial

On April 27, 2020, the Company entered into a convertible promissory note with Shahram Khial in the amount of $3,500. The note carries interest at 12% per annum. The holder has the right to convert principal of the note and accrued interest into Common shares. As of December 31, 2021, the balance on this note was $3,500.

Period ending December 31, 2020

	Original	Due	Interest	Conversion	Dec 31,
Name	Note Date	Date	Rate	Rate	2020

Related Party Convertible Notes Payable:
Mike Zaman	01/19/2018	01/19/2019	12%	$0.50	-
Montse Zaman	03/25/2020	03/25/2021	12%	$-	1,000
Montse Zaman	04/28/2020	04/28/2021	12%	$-	-
Montse Zaman	05/22/2020	05/22/2021	12%	$-	-
Willy A Saint-Hilaire	09/29/2020	09/29/2021		-	19,913
Total Convertible Related Party Notes Payable					20,913
Less: Debt Discount					14,805
Convertible Notes Payable, net of Discount - Related Party					5,508

Third Party Convertible Notes Payable:
Willy A. Saint-Hilaire	02/27/2020	02/27/2021	12%	$-	-
Willy A. Saint-Hilaire	03/08/2020	03/08/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Willy A. Saint-Hilaire	03/24/2020	03/24/2021	12%	$-	-
Total Convertible Third Party Notes Payable					-
Less: Debt Discount					-
Convertible Notes Payable, net of Discount - Third Party					-

Third Party Non-Convertible Notes Payable:
Small Business Administration – EIDL	04/30/2020	04/30/2050	3.75%	$-	4,000
Total Third Party Non-Convertible Notes Payable					4,000